Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net revenue:
Dialysis Care Revenue	$ 9,507,173	$ 9,070,546	$ 8,350,233
Dialysis Products Revenue	3,287,887	2,982,944	2,897,244
Net revenue	12,795,060	12,053,490	11,247,477
Costs of revenue:
Dialysis Care Cost of Revenue	6,677,215	6,345,135	5,945,724
Dialysis Products Cost of Revenue	1,597,144	1,563,634	1,470,241
Cost of revenues	8,274,359	7,908,769	7,415,965
Gross profit	4,520,701	4,144,721	3,831,512
Operating expenses:
Selling, general and administrative	2,365,934	2,133,333	1,986,640
Research and development	110,834	96,532	93,810
Income from at equity method investees	(30,959)	(8,949)	(4,534)
Operating income	2,074,892	1,923,805	1,755,596
Other (income) expense:
Interest income	(59,825)	(25,409)	(21,397)
Interest expense	356,358	305,473	321,360
Income before income taxes	1,778,359	1,643,741	1,455,633
Income tax expense	601,097	578,345	490,413
Net Income	1,177,262	1,065,396	965,220
Less: Net income attributable to noncontrolling interests	106,108	86,879	74,082
Net Income attributable to the Company	$ 1,071,154	$ 978,517	$ 891,138
Basic income per Ordinary share	$ 3.54	$ 3.25	$ 2.99
Fully diluted income per Ordinary share	$ 3.51	$ 3.24	$ 2.99